Assets Acquired and Liabilities Assumed on Acquisition (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Business acquisition cash acquired	$ 0.3	$ 6.9